Earnings Per Share (Eps)	12 Months Ended
Dec. 31, 2021
Earnings Per Share Eps [Abstract]
EARNINGS PER SHARE (EPS)
27	EARNINGS PER SHARE (EPS)

Basic loss per share is computed using the weighted-average number of outstanding shares during the period. Diluted loss per share is computed using the treasury stock method to the extent that the effect is dilutive by using the weighted-average number of outstanding shares and potential shares during the period. The Group’s potential shares consist of incremental shares issuable upon (1) the assumed exercise of warrants, (2) the assumed vesting of unvested shares under GESP program, and (3) conversion of the outstanding convertible notes, excluding all anti-dilutive shares outstanding during the period. The Group used the if-converted method to calculate the dilutive impact for the above convertible instruments and adjusted the numerator for changes in profit or loss.

The following table reflects the loss and share data used in the basic and diluted loss per share calculations:

	2021	2020
	USD	USD

Basic loss per share
Net loss attributable to the equity holders of the parent	(17,786,681)	(5,585,948)
Shares used in computation:
Weighted-average shares outstanding	85,966	81,823

Basic net loss per share attributable to equity holders of the parent	(206.90)	(68.27)

Diluted loss per share
Net loss attributable to the equity holders of the parent	(17,786,681)	(5,585,948)
Shares used in computation:
Weighted-average shares outstanding	85,966	81,823

Diluted net loss per share attributable to equity holders of the parent	(206.90)	(68.27)

Potential dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	2021	2020
	USD	USD

Share-based payment plans	613	1,050
Warrants	1,528	1,232
Convertible notes	7,731	5,525
	9,872	7,807

There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorization of these consolidated financial statements.